CONSOLIDATED STATEMENTS OF INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues:
Total revenues	$ 266,391	$ 282,756	$ 279,551
Cost of revenues:
Total cost of revenues	172,354	200,261	204,061
Gross profit	94,037	82,495	75,490
Operating expenses:
Research and development, net	33,023	28,014	24,853
Selling and marketing	22,706	23,759	23,411
General and administrative	17,024	19,861	26,471
Total operating expenses	72,753	71,634	74,735
Operating income	21,284	10,861	755
Financial expenses, net	4,298	4,307	4,843
Net income (loss) before taxes on income	16,986	6,554	(4,088)
Taxes on income (tax benefit)	(1,423)	(247)	1,252
Net income (loss)	$ 18,409	$ 6,801	$ (5,340)
Total earnings (loss) per share:
Basic	$ 0.34	$ 0.12	$ (0.10)
Diluted	$ 0.33	$ 0.12	$ (0.10)
Weighted average number of shares used in computing earnings (loss) per share:
Basic	54,927,272	54,680,822	51,970,458
Diluted	55,752,642	54,851,967	51,970,458
Products [Member]
Revenues:
Total revenues	$ 173,966	$ 214,522	$ 214,291
Cost of revenues:
Total cost of revenues	121,147	153,167	162,563
Services [Member]
Revenues:
Total revenues	92,425	68,234	65,260
Cost of revenues:
Total cost of revenues	$ 51,207	$ 47,094	$ 41,498